Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Average Earning Assets	$ 979,341	$ 897,302
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Average Earning Assets	278,022	248,215
United States Personal and Commercial Banking[Member]
Disclosure of operating segments [line items]
Average Earning Assets	138,094	122,166
All Other Operating Segments [Member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 563,225	$ 526,921